CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements and Newbuildings

(in thousands of $)	2023	2022
Capital improvements in progress	2,194	4,127
Newbuildings	83,864	93,733
	86,058	97,860